Provisions for Contingent Loans Credit Risk	12 Months Ended
Dec. 31, 2023
Provisions for Contingent Loans Credit Risk Disclosure [Abstract]
Provisions for contingent loans credit risk
23.	Provisions for contingent loans credit risk:

As of December 31, 2023 and 2022, for credit risk for contingent loans is composed as follows:

	Outstanding exposure		ECL
	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$
Warranty by endorsement and sureties	351,531	348,774	1,576	8,690
Confirmed foreign letters of credit	83,392	120,971	43	107
Issued foreign letters of credit	267,212	303,224	285	468
Performance guarantees	2,640,297	2,697,608	20,565	24,205
Undrawn credit lines	10,084,458	9,347,863	66,747	109,849
Other commitments	120,545	72,355	424	170
Total	13,547,435	12,890,795	89,640	143,489

a)	The changes of provisions for credit risk for contingent loans is as follows:

	Provisions for credit risk for contingent loans	Total
	MCh$	MCh$
Balances as of January 1, 2022	93,049	93,049
Provisions established	51,218	51,218
Provisions used	—	—
Provisions released	—	—
Foreign exchange adjustments	(778)	(778)
Balances as of December 31, 2022	143,489	143,489
Provisions established	—	—
Provisions used	—	—
Provisions released	(53,875)	(53,875)
Foreign exchange adjustments	26	26
Balances as of December 31, 2023	89,640	89,640

(b)	Impairment losses on contingent loan risks:

An analysis of changes in the gross carrying amount and the corresponding provision for ECL of contingent loans credit risk is as follow:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2023 and 2022.

	As of December 31, 2023							As of December 31, 2022
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	4,775,026	8,422,110	16,665	254,564	—	—	13,468,365	4,622,212	7,908,219	7,494	223,861	—	—	12,761,786
Substandard	—	—	51,625	—	—	—	51,625	—	—	99,058	—	—	—	99,058
Non-complying	—	—	—	—	18,861	8,584	27,445	—	—	—	—	17,709	12,242	29,951
Total	4,775,026	8,422,110	68,290	254,564	18,861	8,584	13,547,435	4,622,212	7,908,219	106,552	223,861	17,709	12,242	12,890,795

An analysis of changes in the outstanding exposures and corresponding provision for ECL during the 2023 and 2022 periods are as follows:

	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2023	4,622,212	13,964	7,908,219	101,406	106,552	16,785	223,861	1,724	17,709	3,654	12,242	5,956	12,890,795	143,489
Net change on exposures	134,675	(3,390)	532,694	(36,053)	(37,786)	(4,364)	(67,851)	(1,166)	(6,624)	(3,062)	(6,297)	(1,003)	548,811	(49,038)
Transfer to Stage 1	125,611	6,860	724,027	8,188	(125,550)	(6,811)	(719,174)	(5,503)	(61)	(49)	(4,853)	(2,685)	—	—
Transfer to Stage 2	(134,046)	(381)	(819,344)	(8,505)	134,146	450	819,755	8,712	(100)	(69)	(411)	(207)	—	—
Transfer to Stage 3	(505)	(1)	(3,613)	(46)	(7,409)	(1,161)	(4,232)	(385)	7,914	1,162	7,845	431	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	(6,476)	—	(2,110)	—	1,382	—	(2,001)	—	3,769	—	1,482	—	(3,954)
Refinements to models used for calculation	—	1,862	—	(4,016)	—	231	—	979	—	—	—	61	—	(883)
Foreign exchange adjustments	27,079	26	80,127	229	(1,663)	(270)	2,205	4	23	12	58	25	107,829	26
Total	4,775,026	12,464	8,422,110	59,093	68,290	6,242	254,564	2,364	18,861	5,417	8,584	4,060	13,547,435	89,640

Outstanding exposure as of January 1, 2022	3,748,426	2,436	7,177,851	70,191	853,725	8,326	180,356	1,133	2,460	1,443	23,973	9,520	11,986,791	93,049
Net change on exposures	214,479	1,128	839,792	40,319	(78,696)	11,478	(55,865)	(6)	(7,945)	(5,607)	(8,117)	329	903,648	47,641
Transfer to Stage 1	925,857	6,118	645,325	6,910	(925,839)	(6,111)	(641,386)	(4,671)	(18)	(7)	(3,939)	(2,239)	—	—
Transfer to Stage 2	(276,330)	(144)	(734,821)	(9,417)	276,428	190	744,092	12,982	(98)	(46)	(9,271)	(3,565)	—	—
Transfer to Stage 3	(227)	—	(5,741)	(76)	(23,096)	(1,359)	(3,933)	(30)	23,323	1,359	9,674	106	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	(2,576)	—	588	—	411	—	(7,573)	—	6,649	—	1,749	—	(752)
Refinements to models used for calculation	—	7,231	—	(7,029)	—	4,365	—	(105)	—	(133)	—	—	—	4,329
Foreign exchange adjustments	10,007	(229)	(14,187)	(80)	4,030	(515)	597	(6)	(13)	(4)	(78)	56	356	(778)
Total	4,622,212	13,964	7,908,219	101,406	106,552	16,785	223,861	1,724	17,709	3,654	12,242	5,956	12,890,795	143,489